Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 2,565,162	$ 1,953,346	$ 15,781,319	$ 12,523,432
Cost of revenues	1,653,381	1,363,719	11,403,474	7,523,669
Gross profit	911,781	589,627	4,377,845	4,990,763
Operating expenses:
Selling, general and administrative	11,660,880	3,288,949	12,280,192	14,085,195
Gain on change in fair value of earnout liability				(520,000)
Impairment of goodwill				4,443,000
Total operating expenses			12,280,192	18,008,195
Operating loss	(10,749,099)	(2,699,322)	(7,902,347)	(13,017,432)
Other (expense) income:
Rental income	25,704	25,704	102,815	102,815
Interest expense	(12,694,933)	(723,957)	(3,378,131)	(1,299,153)
Loss on issuance of warrants	(75,156,534)
Change in fair value of warrant liability	36,381,542
Change in fair value of short-term investment	(70,000)		(22,000)
Gain on divestiture			4,911,760
Other income				3,054
Total other income (expense), net	(51,514,221)	(698,253)	1,614,444	(1,193,284)
(Loss) income before income taxes	(62,263,320)	(3,397,575)	(6,287,903)	(14,210,716)
Income tax expense			19,197	(22,373)
Net loss from continuing operations	(62,263,320)	(3,397,575)	(6,307,100)	(14,188,343)
Net income attributable to noncontrolling interests	28,034		(554,382)	(1,269,274)
Net loss attributable to Vinco Ventures, Inc. from continuing operations	(62,291,354)	(3,397,575)	(5,752,718)	(12,919,069)
Loss from discontinued operations before income taxes	78,914	4,667,067	(629,692)	(7,811)
Provision for income taxes for discontinued operations			12,940	2,826
Net loss from discontinued operations	78,914	4,667,067	(642,632)	(10,637)
Loss from discontinued operations	(178,200)	(244,693)
Gain on divestiture from discontinued operations		4,911,760	1,241,914
Income from discontinued operations			599,282
Net (loss) income attributable to Vinco Ventures, Inc.	$ (62,469,554)	$ 1,269,492	$ (5,153,436)	$ (12,929,706)
Net (loss) income per share - basic	$ (3.27)	$ 0.16
Net (loss) income per share - diluted	$ (3.28)	$ 0.13
Weighted average number of common shares outstanding - basic	19,055,006	8,181,470
Weighted average number of common shares outstanding - diluted	19,055,006	9,637,421
Net loss per share - basic and diluted:
Net loss per share - continuing operations			$ (0.55)	$ (2.14)
Net loss per share - discontinued operations			(0.06)	(0.01)
Net loss per share - gain on divestiture from discontinued operations			0.12
Income (loss) per share - discontinued operations			0.06	(0.01)
Net loss per share			$ (0.49)	$ (2.15)
Weighted average number of common shares outstanding - basic and diluted			10,514,010	6,026,049